MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

May 27, 2014
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

RE:	Madison Funds (“Trust”) Form N-14 Registration Statement
(SEC File No. 333-195528)

Ladies and Gentlemen:

Filed herewith via EDGAR is Pre-Effective Amendment No. 1 to the Trust’s Form N-14 Registration Statement (the “Registration Statement”) relating to the proposed acquisition of the International Growth Fund, a series of Hansberger International Series, by the Madison Hansberger International Growth Fund, a series of the Trust. The purpose of this filing is to respond to comments received from the staff on the initial filing of the Registration Statement. What follows are the staff’s comments, followed by the Trust’s comments thereto. Capitalized terms not otherwise defined shall have the meanings set forth in the Registration Statement.
In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

1.	Comment: The series name used (in EDGAR) for the Acquiring Fund in the initial filing of the Registration Statement is incorrect. Please fix this.
Response: Done.

2.	Comment: Indicate supplementally whether you are aware of any significant planned redemptions of the Acquired Fund’s shares.
Response: We are not aware of any such planned redemptions.

3.	Comment: Indicate supplementally whether the valuation policies of the Acquired Fund differ from those of the Acquiring Fund.
Response: We do not believe there are any material differences between the valuation policies of the two Funds.

4.	Comment: In Question #11 of the Q&A, disclose the total estimate of the costs of the Acquisition (even though HGI and Madison will be paying a portion of these costs). Include per share costs as well.
Response: Done.

5.	Comment: Indicate supplementally whether the Acquired Fund has any expenses subject to recapture and if yes, whether those expenses will be carrying over to the Acquiring Fund.
Response: Yes, the Acquired Fund has expenses subject to recapture, but no, those expenses will not be carried over to the Acquiring Fund.

6.
Comment: Under the heading “Comparison of Expenses,” the second sentence of the first paragraph says “Madison Asset Management, LLC (“Madison”) intends to enter into…” Please change “intends to enter” to “will.” In that same sentence, explain what expenses are excluded from the fee cap (as noted in the parenthetical).

Response: Done.

7.
Comment: In the EDGAR version of the fee table, the last line of the table has some errors in it. Please correct these. Also, revise the table to include a line item for acquired fund fees and expenses (as shown in the 485(b) filing that was recently made for the Acquiring Fund), and reference the fee cap agreements in the two footnotes. Finally, after the fee table, add a sentence that the fee table does not include the costs or fees of the Acquisition, and cross reference the “Costs of the Acquisition” section.

Response: Done.

8.	Comment: Under the heading “Comparison of Investment Objectives and Strategies,” in the third line of the first paragraph, remove the clause “not including the cash position of the Fund.”
Response: Done.

9.
Comment: Under the heading “Fundamental and Non-Fundamental Investment Policies,” the first paragraph describes the investment objective of the Acquiring Fund as being a fundamental policy, while the investment objective of the Acquired Fund is not a fundamental policy. Instead of describing this in the paragraph preceding the comparison table that follows, include this information in the table itself.

Response: Done.

10.	Comment: Under the heading “Federal Income Tax Consequences,” remove “The Funds expect that” from the first sentence of that section.
Response: Done.

11.
Comment: Because there will be a change of accountant from the Acquired Fund to the Acquiring Fund post Acquisition, please note that for the first reporting period, you are required to include the change of accountant disclosure in your annual report and N-SAR.

Response: So noted.

12.
Comment: Under the heading “Information About the Acquisition – Federal Income Tax Consequences,” in the second paragraph from the bottom of that section, disclose the capital loss carryforwards of the Acquired Fund along with the applicable expiration dates.

Response: Done.

13.
Comment: Under the heading “Capitalization Information,” the data in the table needs to be dated within 30 days of the filing date. Please update accordingly. Also, the costs of the Acquisition should be shown as a pro forma adjustment in the table.

Response: The requested changes have been made.

14.
Comment: Under the heading “Costs of the Acquisition,” the last sentence of this section describes “one or more securities” of the Acquired Fund that may not be directly transferable to the Acquiring Fund. Please disclose (i) how many securities there are that may not be directly transferable, (ii) the brokerage costs associated with the transfer, and (iii) whether the transfer will trigger capital gains. Also disclose the total costs of the Acquisition on an aggregate and per share basis.

Response: The requested disclosure has been added.
* * * *
If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.
Respectfully submitted,
/s/ Pamela M. Krill
Pamela M. Krill
                        General Counsel and Chief Legal Officer
Cc:    Ms. Stephanie Hui (SEC)

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